Related party transactions - Summary of Remuneration of Directors (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of transactions between related parties [abstract]
Salaries	$ 0.9	$ 1.0	$ 1.8	$ 1.8
Share-based compensation	2.4	3.2	4.6	8.7
Fees and benefits	1.1	1.0	2.0	1.9
Post employment benefits	0.0	0.0	0.1	0.0
Total remuneration of key management personnel	$ 4.4	$ 5.2	$ 8.5	$ 12.4